Document and Entity Information Document	Oct. 24, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity File Number	1-9936
Entity Registrant Name	EDISON INTERNATIONAL
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-4137452
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 976)
Entity Address, City or Town	Rosemead,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	EIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000827052
Amendment Flag	false
Southern California Edison
Entity Information [Line Items]
Entity File Number	1-2313
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-1240335
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 800)
Entity Address, City or Town	Rosemead,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-1212
Entity Central Index Key	0000092103
Amendment Flag	false
Southern California Edison | NYSE American LLC | Cumulative Preferred Stock, 4.08% Series
Entity Information [Line Items]
Title of 12(b) Security	Cumulative Preferred Stock, 4.08% Series
Trading Symbol	SCEpB
Security Exchange Name	NYSEAMER
Southern California Edison | NYSE American LLC | Cumulative Preferred Stock, 4.24% Series
Entity Information [Line Items]
Title of 12(b) Security	Cumulative Preferred Stock, 4.24% Series
Trading Symbol	SCEpC
Security Exchange Name	NYSEAMER
Southern California Edison | NYSE American LLC | Cumulative Preferred Stock, 4.32% Series
Entity Information [Line Items]
Title of 12(b) Security	Cumulative Preferred Stock, 4.32% Series
Trading Symbol	SCEpD
Security Exchange Name	NYSEAMER
Southern California Edison | NYSE American LLC | Cumulative Preferred Stock, 4.78% Series
Entity Information [Line Items]
Title of 12(b) Security	Cumulative Preferred Stock, 4.78% Series
Trading Symbol	SCEpE
Security Exchange Name	NYSEAMER